RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2019
RELATED PARTY TRANSACTIONS
Schedule of compensation paid to key management personnel

	2019	2018	2017

Salaries, consulting fees, and director fees	$2,107,096	$2,439,422	$2,179,826
Share-based payments, net of cancellations (a)	1,006,143	1,429,053	770,222
Total compensation	$3,113,239	$3,868,475	$2,950,048

(a)	Share-based payments to related parties represents the fair value of options granted and vested in the period to key management personnel net of expense reversed for options cancelled before vesting.